Label	Element	Value
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	$ 47,824,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	10,581,000
Temporary Equity, Net Income	us-gaap_TemporaryEquityNetIncome	5,944,000
Temporary Equity, Net Income	us-gaap_TemporaryEquityNetIncome	8,125,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	4,035,000
Noncontrolling Interest, Increase Deemed Contributions	gcm_NoncontrollingInterestIncreaseDeemedContributions	129,948,000
Temporary Equity, Capital Contributions	gcm_TemporaryEquityCapitalContributions	173,797,000
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcm_StockholdersEquityReallocationFromToTemporaryEquity	60,935,000
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcm_StockholdersEquityReallocationFromToTemporaryEquity	(4,900,000)
Partners' Capital Account, Deemed Contributions	gcm_PartnersCapitalAccountDeemedContributions	42,410,000
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	153,670,000
Temporary Equity, Reallocation To (From) Temporary Equity	gcm_TemporaryEquityReallocationToFromTemporaryEquity	(60,935,000)
Temporary Equity, Reallocation To (From) Temporary Equity	gcm_TemporaryEquityReallocationToFromTemporaryEquity	4,900,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	23,102,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	(111,638,000)
Temporary Equity, Capital Distributions	gcm_TemporaryEquityCapitalDistributions	16,710,000
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcm_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	14,140,000
Limited Partner [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(6,990,000)
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcm_StockholdersEquityReallocationFromToTemporaryEquity	60,935,000
Partners' Capital Account, Deemed Contributions	gcm_PartnersCapitalAccountDeemedContributions	42,410,000
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	153,524,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	366,192,000
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	7,507,000
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcm_StockholdersEquityReallocationFromToTemporaryEquity	(1,064,000)
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	(26,541,000)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	(5,641,000)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	165,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	8,970,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	393,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	84,000
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	10,367,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	2,298,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	(342,945,000)
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcm_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	14,011,000
Member Units [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	67,000
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	146,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	145,000
Noncontrolling Interest, Other Noncontrolling Interests [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	3,873,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	7,744,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	4,035,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	23,102,000
Noncontrolling Interest, Limited Partnerships [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(93,900,000)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	37,457,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	8,283,000
Noncontrolling Interest, Increase Deemed Contributions	gcm_NoncontrollingInterestIncreaseDeemedContributions	129,948,000
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcm_StockholdersEquityReallocationFromToTemporaryEquity	(3,836,000)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	596,000
Stockholders' Equity, Recapitalization	gcm_StockholdersEquityRecapitalization	(117,459,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	301,000
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcm_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	129,000
Common Class C [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Common Class C [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	14,000
Common Class C [Member] | Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	(14,000)
Common Class A [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	339,319,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	4,000
Common Class A [Member] | Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 339,315,000